ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Movement Of Ordinary Shares [Table Text Block]

The movement of ordinary shares during the year ended in December 31, 2012 and 2011 is summarized below:

Issued and outstanding shares of CFAC prior to acquisition	5,320,312
Shares redeemed	(1,374,089)
Shares under forward contact	(1,696,258)
2,249,965
Shares issued to Beijing Wowjoint’s shareholders	5,700,000
Shares issued for services	21,500
Outstanding shares as at December 31, 2011	7,971,465
Stock issued for services	9,500
Shares issued for dividends paid	478,307
Outstanding shares as of December 31,2012	8,459,272